Retirement Plans - Defined Benefit Plans - Reconciliation of Projected Benefit Obligation and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period			$ 67,686	$ 47,131	$ 47,131	$ 35,137
Service cost	1,771	1,674	5,312	5,021	6,694	6,107	6,328
Interest cost	719	631	2,157	1,892	2,521	2,088	1,537
Actuarial loss					10,647	4,405
Benefits paid					(793)	(606)
Curtailment					1,487
Benefit obligation at end of period					67,686	47,131	35,137
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets					(28,803)	(17,873)
Other Liabilities, Noncurrent
Change in Projected Benefit Obligation:
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets					$ (28,803)	$ (17,873)